PRE-OPENING EXPENSES	12 Months Ended
Dec. 31, 2013
PRE-OPENING EXPENSES
PRE-OPENING EXPENSES

11.    PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with start-up activities, including pre-operating costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs. Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Year Ended December 31,
	2011	2012	2013
Rents	153,229	191,538	186,656
Personnel costs	13,273	15,488	8,700
Others	17,796	23,664	15,928
Total	184,298	230,690	211,284